Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Critical Accounting Estimates and Judgments

Critical Accounting Estimates and Judgments

Significant areas where judgment is applied, apart from those involving estimations, are:

Impairment of exploration and evaluation assets

The application of the Company’s accounting policy for impairment of exploration and evaluation assets requires judgment to determine whether indicators of impairment exist including information such as, the period for which the Company has the right to explore including expected renewals, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date. Management has performed an impairment indicators assessment on the Company’s exploration and evaluation assets and has concluded that no impairment indicators exist as of December 31, 2018.

Impairment of investment in Joint Venture

The application of the Company’s accounting policy for impairment of its investment in Joint Venture requires judgment to determine whether indicators of impairment exist. First, a review of impairment indicators is performed at the Joint Venture level and includes consideration of both external and internal sources of information, including factors such as market and economic conditions, taxation, prices and forecasts, capital expenditure requirements, future operating costs and production volumes. Then, a review of impairment is performed at the Company (investee) level and includes factors such as financial difficulties of the investee, breaches of contracts and various other factors. Management has assessed impairment indicators on the Company’s investment in Joint Venture and has concluded that no impairment indicators exist as of December 31, 2018.

Functional currency

Items included in the financial statements of each of the Company’s subsidiaries and the Joint Venture are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). Effective January 1, 2018, the functional currency of the Minera Exar S.A. joint venture (“Minera Exar” or “the Joint Venture”) was changed from the Argentine peso to the US dollar as a result of the start of significant construction activities, denominated mainly in US dollars, adoption of the construction budget and in anticipation of the US dollar denominated indebtedness to be undertaken by Minera Exar in 2018 to finance the construction.

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results may vary from those estimates due to inherent uncertainty or other factors. The Company regularly reviews its estimates. Revisions to estimates and the resulting effects on the carrying amounts of the assets and liabilities are accounted for prospectively. Key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities are discussed below.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Critical Accounting Estimates and Judgments (continued)

Estimation uncertainty

Impairment of Organoclay property, plant and equipment

The Company reviews the carrying amounts of property, plant and equipment whenever events or changes in circumstances indicate that the carrying amounts may exceed the estimated recoverable amounts determined by reference to estimated future operating results and discounted future cash flows. An impairment loss is recognized when the carrying amount of those assets is not recoverable. Calculating the estimated recoverable amount of the cash generating units for non-current asset impairment tests requires management to make estimates and assumptions with respect to estimated future sales prices, future production and sales volume, the expected future operating and capital costs and discount rates. These estimates are subject to various risks and uncertainties which may ultimately have an effect on the estimated recoverability of the carrying amounts of the property, plant and equipment.

During the year ended December 31, 2018, the Company recognized a non-cash impairment loss on its Organoclay property, plant and equipment of $11,580, see note 19.

Principles of Consolidation

Principles of Consolidation

These consolidated financial statements include the accounts of Lithium Americas Corp. and its wholly-owned USA subsidiaries Lithium Nevada Corp., KV Project LLC, and RheoMinerals Inc., and Canadian wholly-owned subsidiary 2265866 Ontario Inc. All inter-company transactions and balances have been eliminated.

Subsidiaries are all entities over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Investments in Joint Arrangements

Investments in Joint Arrangements

A joint arrangement is a contractual arrangement whereby two or more parties undertake an economic activity that is subject to joint control. Joint control is the contractually agreed sharing of control such that significant operating and financial decisions require the unanimous consent of the parties sharing control. The Company’s arrangement with respect to the Cauchari-Olaroz project, which includes Minera Exar S.A. (Argentina) and Exar Capital B.V. (Netherlands) is classified as a joint venture and is accounted for using the equity method. The equity method involves recording the initial investment at cost. When a joint venture is formed from a previous investment in a subsidiary, the Company makes a policy choice decision to recognize a gain or loss on change of control in relation to the portion of the investment no longer owned based upon the carrying value of the assets.  Additional funding into an investee is recorded as an increase in the carrying value of the investment. The carrying amount is adjusted by the Company’s share of a joint venture’s net income or loss, depreciation, amortization or impairment and foreign currency differences arising on translation from functional to the presentation currency. When the Company’s share of losses of a joint venture exceeds the Company’s carrying value of the investment, the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Foreign Currency Translation

Foreign Currency Translation

Functional and Presentation Currency

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars. The functional currency of all subsidiaries in the Company’s group is the US dollar, while the functional currency of Lithium Americas Corp. is the Canadian dollar. The functional currency of Minera Exar S.A., the Company’s Joint Venture, is the US dollar.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they are attributable to part of the net investment in a foreign operation. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.

Parent and Subsidiary Companies

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each reporting date are translated at the closing rate at that reporting date;
•

income and expenses are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	all resulting exchange differences are recognized in other comprehensive loss.

The Company recognizes its share of the exchange differences of its joint ventures which result from translation of the results and financial position of its foreign joint ventures from the functional currency to the presentation currency.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognized in other comprehensive income.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

Parent and Subsidiary Companies (continued)

When an entity disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes of part of an ownership interest in a foreign operation which remains a subsidiary or a joint venture, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary is reallocated between controlling and non-controlling interests. Ownership interest is treated solely as a percentage ownership in a subsidiary or a joint venture.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held with banks and highly liquid short-term investments in high interest saving accounts which can be withdrawn at any time, which is subject to an insignificant risk of changes in value.

Exploration and Evaluation Assets

Exploration and Evaluation Assets

Exploration expenditures not including the acquisition costs and claim maintenance costs are expensed until the establishment of technical feasibility and commercial viability based on a combination of the following factors:

•	The extent to which mineral reserves or mineral resources as defined in National Instrument 43-101 (“NI 43-101”) have been identified through a feasibility study or similar document;
•	The status of environmental permits; and
•	The status of mining leases or permits.

Costs incurred relating to the acquisition and claim maintenance of mineral properties, including option payments and annual fees to maintain the property in good standing, are capitalized and deferred by property until the project to which they relate is sold, abandoned, impaired or placed into production.  After recognition, the Company uses the cost model for exploration and evaluation assets.

The Company assesses its exploration and evaluation assets for indications of impairment on each balance sheet date and when events and circumstances indicate a risk of impairment.  A property is written down or written off when the Company determines that an impairment of value has occurred or when exploration results indicate that no further work is warranted. Exploration and evaluation assets are tested for impairment immediately prior to reclassification to mineral property development costs.

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company’s title.  Such properties may be subject to prior agreements or transfers, or title may be affected by undetected defects.

Property, Plant and Equipment
3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Property, Plant and Equipment

On initial recognition, property, plant and equipment are valued at cost. Cost includes the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs.  During the development and commissioning phase, pre-production expenditures, net of incidental proceeds from sales during this period, are capitalized to the asset under construction and equipment.  Capitalization of costs incurred ceases when commercial production commences in the manner intended by management.  The Company applies judgment in its assessment of when the asset is capable of operating in the manner intended by management.

Property, plant and equipment are subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses, with the exception of land which is not depreciated.  When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items or major components.

Property, plant and equipment that are currently in use are depreciated as follows:

•	Organoclay plant – straight-line basis over the estimated useful life of 20 years;
•	Buildings – straight-line basis over the estimated useful life of 20 years;
•	Organoclay plant equipment included in “Equipment and machinery” – straight line basis over the estimated useful life of 5-20 years;
•	Lithium demo plant equipment included in “Equipment and machinery” – straight-line basis over the estimated useful life of 10 years;
•	Office equipment included in “Other” – declining balance method at 20% annual rate; and
•	Other equipment included in “Other” – straight-line basis over the estimated useful life of 7-15 years.

The assets’ residual values, useful lives and depreciation methods are reviewed and adjusted, if appropriate, at each financial year-end.  The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit and loss.

Impairment of Property, Plant and Equipment

Impairment of Property, Plant and Equipment

Property, plant and equipment are assessed for impairment indicators at each reporting date or when an impairment indicator arises if not at a reporting date. Impairment indicators are evaluated and, if considered necessary, an impairment assessment is carried out.  If an impairment loss is identified, it is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.  The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.  For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).  These are typically individual mines, plants or development projects.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Impairment of Property, Plant and Equipment (continued)

Where the factors which resulted in an impairment loss subsequently reverse, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.  A reversal of an impairment loss is recognized immediately in profit or loss.

Leased Assets

Leased Assets

Finance leases, which transfer to the Company substantially all the risks and rewards incidental to ownership of the leased item, are capitalized at the inception of the lease at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments.  The corresponding lease commitment is shown as a liability.  Lease payments are apportioned between capital and interest. Interest charges are capitalized to asset under construction during the development and commissioning phase. The capital element reduces the balance owed to the lessor.

Inventories

Inventories

Organoclay products, in-process and stockpile inventories are recorded at the lower of average cost and net realizable value. The cost of finished goods and work-in-progress is determined by the weighted average cost method and comprises raw materials, direct labour, and other direct costs, as well as related production overheads including applicable depreciation on property, plant and equipment.  Net realizable value is the estimated selling price less applicable selling expenses.  When inventories have been written down to net realizable value, a new assessment of net realizable value is made in each subsequent period.  When the circumstances that caused the write down no longer exist, the amount of the write down is reversed.

Materials and supplies inventories are valued at the lower of average cost and net realizable value.  Cost includes acquisition, freight and other directly attributable costs.

Financial Instruments

Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

On initial recognition, financial assets and liabilities are classified as and measured at: amortized cost, fair value through profit or loss (“FVTPL”) or fair value through other comprehensive income (“OCI”) according to their contractual cash flow characteristics and the business models under which they are held.

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest. The Company’s intent is to hold these financial assets in order to collect contractual cash flows and the contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding. All of the Company’s financial assets fall under this category.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial Instruments (continued)

Financial liabilities are measured at amortized cost unless they are required to be measured at FVTPL.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Impairment of financial assets.

The Company assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost and fair value through OCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Company applies the simplified approach permitted by IFRS 9, Financial Instruments (“IFRS 9”), which requires expected lifetime losses to be recognised from initial recognition of the receivables.

Borrowing Costs

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of assets requiring a substantial period of time to get ready for their intended use or sale are capitalized as part of the cost of that asset. Capitalization of borrowing costs begins when there are borrowings and activities commence to prepare an asset for its intended use. Capitalization of borrowing costs ends when substantially all activities necessary to prepare a qualifying asset for its intended use are complete. When proceeds of project specific borrowings are invested on a temporary basis, borrowing costs are capitalized net of any investment income.

Provisions

Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.  Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Provisions (continued)

Close down and restoration costs include dismantling and demolition of infrastructure and the removal of residual materials and remediation of disturbed areas.  Estimated close down and restoration costs are provided for in the accounting period when the obligation arising from the related disturbance occurs, based on the net present value of estimated future costs.  The cost estimates are updated during the life of the operation to reflect known development, such as revisions to cost estimates and to the estimated lives of the operations, and are subject to formal reviews at regular intervals.  The initial closure provision together with changes resulting from changes in estimated cash flows or discount rates are capitalized within capital assets.  These costs are then depreciated over the lives of the asset to which they relate, typically using the units of production method.  The amortization or unwinding of the discount applied in establishing the net present value of provisions is charged to the statement of comprehensive (loss)/income as a financing cost.  Provision is made for the estimated present value of the costs of environmental cleanup obligations outstanding at the statement of financial position date.

Income Taxes

Income Taxes

Income tax expense comprises current and deferred tax.  Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity.  Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period-end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  Temporary differences are not provided for the initial recognition of assets or liabilities that affect neither accounting or taxable loss, nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future.  The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.  To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded.

Share Capital	Share Capital Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.
Revenue

Revenue

The Company recognizes revenue from the sales of products when a customer obtains control of the product and the Company has satisfied its performance obligation.

These criteria are generally met at the time the product is shipped or delivered to the customer and, depending on the delivery conditions, title and risk have passed to the customer and acceptance of the product, when contractually required, has been obtained.  Revenue is measured based on the price specified in the sales contract, net of discounts, at the time of sale.

Earnings/(Loss) per Share
3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Earnings/(Loss) per Share

Basic earnings/(loss) per share is computed by dividing net loss attributable to shareholders of the Company by the weighted average number of common shares outstanding during the reporting period. The diluted loss per share calculation is based on the weighted average number of common shares outstanding during the period, plus the effects of dilutive common share equivalents.  This method requires that the dilutive effect of outstanding options and warrants issued should be calculated using the treasury stock method.  This method assumes that all common share equivalents have been exercised at the beginning of the period (or at the time of issuance, if later), and that the funds obtained thereby were used to purchase common shares of the Company at the average trading price of the common shares during the period, but only if dilutive.

Stock-Based Compensation

Stock-Based Compensation

The Company grants stock options to buy common shares of the Company to directors, officers, employees and service providers.  The fair value of stock options granted by the Company is treated as compensation costs in accordance with IFRS 2, Share-based Payment.  These costs are charged to the statement of comprehensive (loss)/income over the stock option vesting period.

Each tranche in an award is considered a separate award with its own vesting period and grant date fair value.  Fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model.  Compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest, by increasing contributed surplus.  The number of awards expected to vest is reviewed at least annually with any impact being recognized immediately. Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of comprehensive (loss)/income, unless they are related to the issuance of shares.  Amounts related to the issuance of shares are recorded as a reduction of share capital.  When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model.

The Company’s equity incentive plan also allows the grant of restricted share units, performance share units and deferred share units. The cost of equity-settled payment arrangements is recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period.

Organoclay Product Development

Organoclay Product Development

Expenditure on research activities related to the obtaining of new scientific or technical knowledge is expensed as incurred.  Expenditure on development activities, whereby the research results or other knowledge is applied to accomplish new or improved products or processes, is recognized as an intangible asset in the statement of financial position, provided the product or process is technically and commercially feasible and the Company has sufficient resources to complete development, and is subsequently able to use or sell the intangible asset.  The carrying amount includes the directly attributable expenditure, such as the cost of materials and services, costs of employee benefits, fees to register intellectual property rights and amortization of patents and licenses.  In the statement of financial position, product development expenditures are stated at cost less accumulated amortization and any impairment losses.

Recent Accounting Pronouncements
3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncements

Newly adopted accounting standards and amendments

IFRS 9, Financial Instruments (“IFRS 9”), addresses the classification, measurement and recognition of financial assets and financial liabilities. It replaces the guidance in International Accounting Standard (“IAS”) 39 that relates to the classification and measurement of financial instruments.

IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income (“FVOCI”) and fair value through profit and loss (“FVTPL”). There is now a new expected credit losses model that replaces the incurred loss impairment model used in IAS 39.

For financial liabilities there were no changes to classification and measurement except for the recognition of changes in own credit risk in OCI, for liabilities designated as FVTPL. The standard is effective for accounting periods beginning on or after January 1, 2018. The Company applied IFRS 9 retrospectively; however, the adoption of IFRS 9 did not require any adjustments to the classification or measurement of the Company’s financial assets and financial liabilities. The adoption of the new expected credit loss model under IFRS 9 had a negligible impact on the carrying amount of our financial assets on the transition date given the Company has no history of bad debt expenses and no expectations of bad debt expenses in the future.

IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. Under IFRS 15, revenue is recognized when a customer obtains control of a good or service and thus has the ability to direct the use and obtain the benefits from the good or service. The recognition of revenue upon transfer of control to the customer is consistent with the Company’s revenue recognition policy applied in the annual consolidated financial statements for the year ended December 31, 2017, as the condition is generally satisfied when the title and risk have passed to the customer and acceptance of the product, when contractually required, has been obtained. The standard replaces IAS 18, Revenue, and IAS 11, Construction Contracts, and related interpretations. The standard was effective January 1, 2018.

The Company elected to apply IFRS 15 using a modified retrospective approach; however, the adoption of IFRS 15 resulted in no impact on the financial statements of the Company, as the timing of revenue recognition was unchanged.

Accounting standards and amendments issued but not yet adopted

A number of new amendments to standards and interpretations are effective for annual periods beginning after January 1, 2018 and have not been applied in preparing these consolidated financial statements. None of these are expected to have a significant effect on the consolidated financial statements of the Company, except the following set out below:

IFRS 16, Leases (“IFRS 16”), was issued in January 2016 by the IASB.  According to the new standard, all leases will be on the statement of financial position of lessees, except those that meet the limited exception criteria.  The standard is effective for annual periods beginning on or after January 1, 2019.  The Company has not yet quantified the impact of this standard, however, the Company anticipates it will record approximately $1,200 of lease assets and associated lease liabilities related to its office lease on  its consolidated statement of financial position at January 1, 2019.